Label	Element	Value
Overseas SMA Completion Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Overseas SMA Completion Portfolio (the Fund) seeks long-term capital appreciation.
The Fund is intended to be used as part of a broader separately managed account (SMA) program. The objective of the Fund is intended to be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. The Fund does not pay a management fee to the Fund’s investment manager, Columbia Management Investment Advisers, LLC (the Investment Manager). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA, as applicable. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund. You should read carefully the SMA program information provided to you by your Program Sponsor or financial intermediary, including information about the fees charged to you and the fees paid to them for SMA investment management services.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
SMA clients pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund. Such fees are not reflected in the Example.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of total assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase that the Investment Manager believes are undervalued. Foreign companies are those economically tied to a non-U.S. country. The Fund is intended to be used as part of a broader SMA program, and it is expected that the Fund will hold securities that the Investment Manager believes will help the overall SMA program achieve its investment objective, but that the Investment Manager believes may be transacted in more efficiently through a collective vehicle, such as the Fund, than by each individual SMA. The Investment Manager currently expects that these investments will consist primarily of securities listed only on foreign exchanges (referred to as foreign ordinary shares) and relatively small positions in American depositary receipts. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.
The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. The Fund may invest directly in foreign securities, including common and preferred stocks, or indirectly through depositary receipts. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may at times emphasize one or more sectors in selecting its investments, including the financial services and industrials sectors.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund expects to invest in a limited or small number of holdings relative to a traditional mutual fund that is offered more broadly to non-SMA accounts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is intended to be used as part of a broader SMA program. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is only offered to SMA clients as described in this Prospectus, and the Fund’s performance, when available, will not reflect payment to Program Sponsors or the Investment Manager of any applicable fees by clients in SMA programs and will differ from the performance of a participant’s overall SMA. For more information about your SMA’s performance, please contact your Program Sponsor or financial intermediary.
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2020 19.68% Worst 1st Quarter 2020 -28.77%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Overseas SMA Completion Portfolio | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Overseas SMA Completion Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Overseas SMA Completion Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit InsuranceCorporation or any other government agency.
Overseas SMA Completion Portfolio | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Overseas SMA Completion Portfolio | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

Overseas SMA Completion Portfolio | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Overseas SMA Completion Portfolio | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Overseas SMA Completion Portfolio | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

Overseas SMA Completion Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Overseas SMA Completion Portfolio | Preferred Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).

Overseas SMA Completion Portfolio | Value Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Overseas SMA Completion Portfolio | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financial services and industrials sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■	Financial Services Sector. The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
■	Industrials Sector. The Fund may be vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.

Overseas SMA Completion Portfolio | Emerging Market Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Overseas SMA Completion Portfolio | Completion Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Completion Funds Risk. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which the Investment Manager serves as investment adviser, including funds with names, investment objectives and policies similar to the Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a differentiated investment strategy. The Fund is intended to be used as part of a broader SMA program. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment. Please contact your program sponsor or financial intermediary for more information.

Overseas SMA Completion Portfolio | Focused Portfolio Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Overseas SMA Completion Portfolio | Large Fund Investor Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Fund Investor Risk. The Fund is intended to be a part of a broader SMA program. As such, the Fund may from time to time sell a substantial amount of its shares to relatively few investors or a single investor, including SMAs or Program Sponsors. If a Program Sponsor decides to remove the strategy as an available option for its SMA program or if a SMA client with a large investment in the Fund decides to terminate or modify its account, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Overseas SMA Completion Portfolio | Regulatory Risk U S Banking Law [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.

Overseas SMA Completion Portfolio | Geographic Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Asia Pacific Region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
■	Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.

Overseas SMA Completion Portfolio | Overseas SMA Completion Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	467
5 years	rr_ExpenseExampleYear05	960
10 years	rr_ExpenseExampleYear10	2,322
1 year	rr_ExpenseExampleNoRedemptionYear01	none
3 years	rr_ExpenseExampleNoRedemptionYear03	467
5 years	rr_ExpenseExampleNoRedemptionYear05	960
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,322
2020	rr_AnnualReturn2020	7.38%	[3]
2021	rr_AnnualReturn2021	6.09%	[3]
2022	rr_AnnualReturn2022	(11.44%)	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.77%)
1 Year	rr_AverageAnnualReturnYear01	(11.44%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2019
Overseas SMA Completion Portfolio | returns after taxes on distributions | Overseas SMA Completion Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.09%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2019
Overseas SMA Completion Portfolio | returns after taxes on distributions and sale of Fund shares | Overseas SMA Completion Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2019
Overseas SMA Completion Portfolio | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.79%

[1]	The Investment Manager of the Fund does not charge a management fee to the Fund. However, the Fund is an integral part of broader SMA programs, and SMA clients pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund. The Investment Manager or its affiliates will be compensated directly or indirectly by Program Sponsors or SMAs for providing investment management services to the SMA.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, taxes, and infrequent and/or unusual expenses) through December 31, 2024, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.00%.
[3]	Year to Date return as of September 30, 2023: 1.87%